CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ (26,644)	$ 10,177	$ (89,128)
Amounts to reconcile net income (loss) to net cash flows provided by operating activities:
(Gain) loss from discontinued operations, net of taxes	9	(109)	(3,070)
Income unconsolidated companies	(109)	(1,086)	(608)
Impairment and other charges	33,291
(Gain) loss on sales of long-lived assets	(20,009)	916	1,239
Provision (benefit) for deferred income taxes	(9,105)	5,399	(2,569)
Depreciation and amortization	130,691	125,289	105,561
Amortization of deferred financing costs	4,908	5,118	5,314
Amortization of discount on convertible notes	13,793	12,695	11,687
Write-off of deferred financing costs related to refinancing of credit facility		1,681
Stock-based compensation expense	8,964	10,170	10,062
Excess tax benefit from stock-based compensation	(6,736)
Net gain on extinguishment of debt			(1,299)
Loss on assets damaged in flood		332	44,970
Changes in (net of acquisitions and divestitures):
Trade receivables	(13,404)	(10,146)	8,071
Interest receivable	(1,179)	(334)	(285)
Income tax receivable	0	2,869	27,301
Accounts payable and accrued liabilities	55,190	(4,062)	16,298
Other assets and liabilities	6,734	(5,005)	5,366
Net cash flows provided by operating activities - continuing operations	176,394	153,904	138,910
Net cash flows provided by operating activities - discontinued operations	76	15	574
Net cash flows provided by operating activities	176,470	153,919	139,484
Cash Flows from Investing Activities:
Purchases of property and equipment	(95,233)	(132,592)	(194,647)
Sale of management rights and intellectual property	210,000
Collection of notes receivable	4,480	2,465	4,161
Increase in restricted cash and cash equivalents	(5,060)
Other investing activities	869	1,848	148
Net cash flows provided by (used in) investing activities - continuing operations	115,056	(128,279)	(190,338)
Net cash flows used in investing activities - discontinued operations			(1,460)
Net cash flows provided by (used in) investing activities	115,056	(128,279)	(191,798)
Cash Flows from Financing Activities:
Net repayments under credit facility	(55,000)	(100,000)
Repurchases of senior notes			(26,965)
Deferred financing costs paid	(376)	(10,074)
Proceeds from the issuance of common stock, net of issuance costs of $1,131	32,722
Repurchase of Company stock for retirement	(185,400)
Payment of dividend	(62,007)
Proceeds from exercise of stock option and purchase plans	25,336	4,828	26,075
Excess tax benefit from stock-based compensation	6,736
Other financing activities, net	(755)	(404)	(2,427)
Net cash flows used in financing activities - continuing operations	(238,744)	(105,650)	(3,317)
Net cash flows used in financing activities - discontinued operations
Net cash flows used in financing activities	(238,744)	(105,650)	(3,317)
Net change in cash and cash equivalents	52,782	(80,010)	(55,631)
Cash and cash equivalents - unrestricted, beginning of period	44,388	124,398	180,029
Cash and cash equivalents - unrestricted, end of period	$ 97,170	$ 44,388	$ 124,398